Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2018
Disclosure Of Nature of Operations and Going Concern [Abstract]
Disclosure of Nature of Operations and Going Concern [text block]
1.	Nature of Operations and Going Concern

NorZinc Ltd. (the “Company” or “NorZinc”) is incorporated under the laws of the Province of British Columbia, Canada, and its principal business activity is the exploration and development of natural resource properties. The address of the Company’s registered office is Suite 1710, 650 West Georgia Street, PO Box 11644, Vancouver, British Columbia, Canada, V6B 4N9. The Company currently exists under the
Business Corporations Act
(British Columbia) and its common shares are listed on the Toronto Stock Exchange (“TSX”) under the symbol “NZC” and on the OTCQB under the symbol “NORZF”.

A statutory Arrangement (the “Arrangement”) to reorganize the Company structure, which was approved by the majority of the Company’s shareholders at Canadian Zinc Corporation’s Annual General and Special Meeting held on June 27, 2018, became effective September 6, 2018. The Arrangement reorganized the Company into a separate publicly-listed holding corporation, named NorZinc Ltd., and a directly held, wholly-owned, operating subsidiary retaining the name Canadian Zinc Corporation. The change was undertaken to facilitate future project financing of the Prairie Creek Project. The Arrangement leaves all the Prairie Creek property, assets, agreements and permits in place in the wholly-owned subsidiary. The shares of Canadian Zinc Corporation were exchanged for shares of NorZinc, on a one-for-one basis, with no impact on shareholder's ultimate economic interest.

As a result of the Arrangement, the Company is considered to have continued Canadian Zinc Corporation’s mineral properties exploration and development business and has recorded the assets and liabilities of the Canadian Zinc Corporation operations at book value. The Company’s financial statements reflect the operations of Canadian Zinc Corporation until September 6, 2018 and that of the Company thereafter. The consolidated statement of financial position presented herein as at December 31, 2017 is that of Canadian Zinc Corporation and its subsidiaries. Reference in these consolidated financial statements to “the Company”
prior to September 6, 2018
refers to “Canadian Zinc Corporation”.

The Company is primarily engaged in the exploration and development of its mineral properties. The Company is considered to be in the exploration and development stage given that its mineral properties are not yet in production and, to date, have not generated any significant revenues. The recoverability of amounts shown for exploration and evaluation assets is dependent on the existence of economically recoverable reserves, obtaining and maintaining the necessary permits to operate a mine, obtaining the financing to complete development and future profitable production.

These audited consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern which assumes that the Company will realize its assets and discharge its liabilities in the normal course of business. There are however material uncertainties that cast significant doubt upon the Company’s ability to continue as a going concern which are discussed below.

The Company has a history of losses with no operating revenue other than interest income and has working capital of $8,327,000 as at December 31, 2018. The ability of the Company to carry out its planned business objectives is dependent on its ability to raise adequate financing from lenders, shareholders and other investors. Additional financing will be required to continue the development of the Prairie Creek Project and to put the Prairie Creek Mine into production. There is no assurance that such financing will be available on a timely basis or on acceptable terms. If the Company is unable to obtain adequate additional financing, the Company will be required to curtail operations, exploration and development activities. The Company is currently evaluating various opportunities and seeking additional sources of financing. These conditions indicate the existence of material uncertainties which cast significant doubt about the Company’s ability to continue as a going concern. These audited consolidated financial statements do not give effect to any adjustments, which could be material, and which would be necessary should the Company be unable to continue as a going concern and, therefore, be required to realize its assets and discharge its liabilities in other than the normal course of business and at amounts different than those reflected in the audited consolidated financial statements.